Annual Total Returns[BarChart] - AST MIDCAP VALUE PORTFOLIO - No Share Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.49%)	17.13%	42.01%	14.25%	(5.64%)	18.23%	13.79%	(16.44%)	21.01%	(1.78%)